Leases - Right-of-use Assets and Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Presentation of leases for lessee [abstract]
Depreciation expense	$ (362,592)
Foreign exchange impact	(14,720)
Right-of-use assets	430,713
Payment of lease liabilities	(447,497)
Interest expense on lease liabilities	94,817	$ 0	$ 0
Foreign exchange impact	(23,482)
Lease liabilities	$ 506,275